Filed Pursuant to Rule 497(e)

                         Monetta Fund, Inc Registration File No. 811-4466
                             Monetta Trust Registration File No. 811-7360


                           MONETTA FUND, INC.
                              MONETTA TRUST

                    SUPPLEMENT DATED JUNE 30, 2005 TO
           PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION
                            DATED MAY 1, 2005

THE FOLLOWING INFORMATION SUPPLEMENTS AND SUPERSEDES ANY CONTRARY
INFORMATION CONTAINED IN THE PROSPECTUS UNDER THE CAPTION "INVESTMENT
TEAM":

Effective June 16, 2005, Timothy R. Detloff is no longer the portfolio co-manager of the Monetta Fund and of the Monetta Trust's Select Technology Fund, Mid-Cap Fund, Blue Chip Fund and the equity portion of the Balanced Fund (collectively, the "Monetta Equity Funds"). Mr. Detloff also has resigned as Vice President and Assistant Secretary of Monetta Fund, Inc. and Monetta Trust.

Robert S. Bacarella, the President and Chairman of Monetta Fund, Inc. and Monetta Trust, continues to serve as the portfolio manager of the Monetta Equity Funds.

            Please keep this supplement for future reference